Loss from operations (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of loss from operations

	Note	2023 £’000	2022 £’000	2021 £’000
Loss from operations is stated after charging/(crediting):
Depreciation of property, plant and equipment
- Research and development costs	9	135	162	198
- Administrative costs	9	8	12	15
Depreciation of right of use asset
- Research and development costs	9	113	151	165
- Administrative costs	9	24	15	25
Amortisation of intangible assets – software
- Research and development costs	11	3	3	–
Impairment of financial asset(1)	13	79	207	–
Provision against future loss on loan agreement	17	–	207	–
Fees payable to the Company’s auditor for the audit of the parent Company financial statements		127	106	88
Fees payable to the Company’s auditor for the audits of the subsidiary financial statements		58	44	44
Fees payable to the Company’s auditor for:
- Audit related services		131	70	–
Fees payable to the Company’s previous auditor for:
- Audit related services		32	67	41
Foreign exchange loss		164	9	12
Profit/(Loss) on disposal of property, plant and equipment		2	14	(42)
Equity settled share-based payment – employee schemes		28	123	89

(1)	During 2023 a loan was provided to Adhera of $100,000, this was written off on completion of the Assignment and Exchange Agreement in December 2023.